Note 1 - Basis of Presentation and General Information (Details Textual)									12 Months Ended			54 Months Ended
	Jan. 30, 2018 $ / shares shares	May 31, 2017 $ / shares shares	Dec. 05, 2016 $ / shares shares	May 13, 2015 $ / shares shares	Jan. 21, 2014 $ / shares shares	Aug. 07, 2013 $ / shares shares	Oct. 19, 2012 $ / shares shares	Mar. 27, 2012 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2020 $ / shares shares
Common Stock, Par or Stated Value Per Share (in dollars per share)									$ 0.0001			$ 0.0001
Stock Issued During Period, Shares, Dividend Reinvestment Plan (in shares) | shares												15,387,223
Common Stock, Shares, Outstanding, Ending Balance (in shares) | shares									122,160,638			122,160,638
Percentage Ownership									56.80%			56.80%
Number of Vessels									61	60		61
Carrying Capacity of Vessels at Period End (TEU)									435,612	409,037		435,612
Number of Subsidiaries Incorporated in Liberia									74			74
Common Stock Issued to Costamare Shipping Services Ltd. [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares									598,400	598,400	598,400
Series B Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)						$ 25
Preferred Stock, Shares Issued, Total (in shares) | shares						2,000,000
Preferred Stock, Dividend Rate, Percentage						7.625%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.0001
Series C Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)					$ 25
Preferred Stock, Shares Issued, Total (in shares) | shares					4,000,000
Preferred Stock, Dividend Rate, Percentage					8.50%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)					$ 0.0001
Series D Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)				$ 25
Preferred Stock, Shares Issued, Total (in shares) | shares				4,000,000
Preferred Stock, Dividend Rate, Percentage				8.75%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001
Series E Preferred Stock [Member]
Sale of Stock, Price Per Share (in dollars per share)	$ 25
Preferred Stock, Shares Issued, Total (in shares) | shares	4,600,000
Preferred Stock, Dividend Rate, Percentage	8.875%
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Follow On Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares		13,500,000	12,000,000				7,000,000	7,500,000
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share (in dollars per share)		$ 7.10	$ 6				$ 14	$ 14.10